Distribution Date:	04/12/24	COMM 2014-LC15 Mortgage Trust
Determination Date:	04/08/24
Next Distribution Date:	05/10/24
Record Date:	03/29/24	Commercial Mortgage Pass-Through Certificates
Series 2014-LC15

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Lainie Kaye	cmbs.requests@db.com
Certificate Interest Reconciliation Detail	4		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations	REAM_InvestorRelations@wellsfargo.com
Additional Information	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	8		General	(305) 229-6465
Current Mortgage Loan and Property Stratification	9-13		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 1)	14	Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	15		David Rodgers	(212) 230-9025
Principal Prepayment Detail	16		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	18		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	19			trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	20
		Trustee	U.S. Bank Trust Company, National Association
Specially Serviced Loan Detail - Part 2	21		General Contact	(312) 332-7457
Modified Loan Detail	22		190 South LaSalle Street, 7th Floor | Chicago, IL 60603 | United States
Historical Liquidated Loan Detail	23	Controlling Class	RREF II CMBS AIV, L.P.
Historical Bond / Collateral Loss Reconciliation Detail	24	Representative
			-
Interest Shortfall Detail - Collateral Level	25
Supplemental Notes	26

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12591TAA4	1.259000%	50,244,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12591TAB2	2.840000%	126,105,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12591TAC0	3.528000%	69,565,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12591TAD8	3.727000%	160,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12591TAE6	4.006000%	243,311,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-M	12591TAG1	4.198000%	56,806,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	23.88%
B	12591TAH9	4.599000%	66,084,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	16.75%
C	12591TAK2	4.958902%	33,620,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	13.13%
D	12591TAQ9	4.958902%	51,010,000.00	45,557,572.12	440,355.98	188,262.93	0.00	0.00	628,618.91	45,117,216.14	46.05%	7.63%
E	12591TAS5	3.500000%	25,505,000.00	25,505,000.00	0.00	66,098.59	0.00	0.00	66,098.59	25,505,000.00	15.55%	4.88%
F*	12591TAU0	3.500000%	11,594,000.00	11,594,000.00	0.00	0.00	0.00	0.00	0.00	11,594,000.00	1.69%	3.63%
G	12591TAW6	3.500000%	33,620,814.00	1,176,445.58	0.00	0.00	0.00	(234,926.46)	0.00	1,411,372.04	0.00%	0.00%
V	12591TAY2	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12591TBA3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12591TBC9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			927,464,817.00	83,833,017.70	440,355.98	254,361.52	0.00	(234,926.46)	694,717.50	83,627,588.18

X-A	12591TAF3	4.958902%	706,031,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	12591TAL0	0.000000%	150,714,000.00	45,557,572.12	0.00	0.00	0.00	0.00	0.00	45,117,216.14
X-C	12591TAN6	1.458902%	70,719,814.00	38,275,445.58	0.00	46,533.42	0.00	0.00	46,533.42	38,510,372.04
Notional SubTotal			927,464,814.00	83,833,017.70	0.00	46,533.42	0.00	0.00	46,533.42	83,627,588.18

Deal Distribution Total					440,355.98	300,894.94	0.00	(234,926.46)	741,250.92

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The Class A-M, Class B, and Class C certificates represent their respective Regular Interests. All, a portion, or none of these Regular Interests may actually be held in the Exchangeable Class PEZ. See page 5 for current details on the PEZ class.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12591TAA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12591TAB2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12591TAC0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12591TAD8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12591TAE6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-M	12591TAG1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	12591TAH9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C	12591TAK2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
D	12591TAQ9	893.11060812	8.63273829	3.69070633	0.00000000	0.00000000	0.00000000	0.00000000	12.32344462	884.47786983
E	12591TAS5	1,000.00000000	0.00000000	2.59159341	0.32507351	0.49940874	0.00000000	0.00000000	2.59159341	1,000.00000000
F	12591TAU0	1,000.00000000	0.00000000	0.00000000	2.91666638	8.54450060	0.00000000	0.00000000	0.00000000	1,000.00000000
G	12591TAW6	34.99158527	0.00000000	0.00000000	0.10205880	92.85394518	0.00000000	(6.98753040)	0.00000000	41.97911568
V	12591TAY2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12591TBA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12591TBC9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12591TAF3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	12591TAL0	302.27830275	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	299.35650397
X-C	12591TAN6	541.22661550	0.00000000	0.65799692	0.00000000	0.00000000	0.00000000	0.00000000	0.65799692	544.54854816

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-M	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
D	03/01/24 - 03/30/24	30	0.00	188,262.93	0.00	188,262.93	0.00	0.00	0.00	188,262.93	0.00
E	03/01/24 - 03/30/24	30	4,446.42	74,389.58	0.00	74,389.58	8,291.00	0.00	0.00	66,098.59	12,737.42
F	03/01/24 - 03/30/24	30	65,249.11	33,815.83	0.00	33,815.83	33,815.83	0.00	0.00	0.00	99,064.94
G	03/01/24 - 03/30/24	30	3,118,393.92	3,431.30	0.00	3,431.30	3,431.30	0.00	0.00	0.00	3,121,825.22
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	03/01/24 - 03/30/24	30	0.00	46,533.42	0.00	46,533.42	0.00	0.00	0.00	46,533.42	0.00
Totals			3,188,089.45	346,433.06	0.00	346,433.06	45,538.13	0.00	0.00	300,894.94	3,233,627.58

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 26

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-M (Cert)	12591TAG1	N/A	56,806,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-M (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12591TAH9	N/A	66,084,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12591TAK2	N/A	33,620,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			156,510,000.03	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Exchangeable Certificate Details
PEZ	12591TAJ5	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 26

	Additional Information
Total Available Distribution Amount (1)	741,250.92
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	350,540.66	Master Servicing Fee	3,343.69
Interest Reductions due to Nonrecoverability Determination	(30,831.29)	Certificate Administrator Fee	322.69
Interest Adjustments	0.00	Trustee Fee	31.04
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	36.09
ARD Interest	0.00	Operating Advisor Fee	108.28
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	3,841.80
Total Interest Collected	319,709.37

Principal		Expenses/Reimbursements
Scheduled Principal	205,429.52	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	14,972.63
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	234,926.46	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	440,355.98	Total Expenses/Reimbursements	14,972.63

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	300,894.94
Excess Liquidation Proceeds	0.00	Principal Distribution	440,355.98
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	741,250.92
Total Funds Collected	760,065.35	Total Funds Distributed	760,065.35

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	83,833,017.70	83,833,017.70	Beginning Certificate Balance	83,833,017.70
(-) Scheduled Principal Collections	205,429.52	205,429.52	(-) Principal Distributions	440,355.98
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	(234,926.46)
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	(234,926.46)
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	(234,926.46)	(234,926.46)	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	83,627,588.18	83,627,588.18	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	85,385,998.76	85,385,998.76	Ending Certificate Balance	83,627,588.18
Ending Actual Collateral Balance	85,163,079.51	85,163,079.51

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	3,336,589.80	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	3,336,589.80	0.00	Net WAC Rate	4.96%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 26

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	4,106,914.22	4.91%	59	4.4990	NAP	Defeased	2	4,106,914.22	4.91%	59	4.4990	NAP
	9,999,999 or less	4	29,008,030.50	34.69%	(1)	5.1186	0.647578	1.29 or less	3	20,264,306.70	24.23%	(1)	5.2129	0.354073
10,000,000 to 24,999,999		1	11,554,816.08	13.82%	(2)	5.0200	3.464800	1.30 to 1.39	2	47,701,551.18	57.04%	(2)	4.6958	1.324533
25,000,000 to 39,999,999		1	38,957,827.38	46.58%	(2)	4.6500	1.323800	1.40 to 1.49	0	0.00	0.00%	0	0.0000	0.000000
40,000,000 to 49,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.50 to 1.59	0	0.00	0.00%	0	0.0000	0.000000
50,000,000 to 59,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.60 to 1.69	0	0.00	0.00%	0	0.0000	0.000000
	60,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	1.70 to 1.99	0	0.00	0.00%	0	0.0000	0.000000
	Totals	8	83,627,588.18	100.00%	1	4.8563	1.408691	2.00 or greater	1	11,554,816.08	13.82%	(2)	5.0200	3.464800
								Totals	8	83,627,588.18	100.00%	1	4.8563	1.408691
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	2	4,106,914.22	4.91%	59	4.4990	NAP
							Defeased	2	4,106,914.22	4.91%	59	4.4990	NAP
California	1	11,554,816.08	13.82%	(2)	5.0200	3.464800
							Lodging	2	6,173,116.07	7.38%	(1)	5.8000	(0.196500)
Louisiana	1	8,091,190.63	9.68%	(2)	4.9600	0.489800
							Multi-Family	1	8,091,190.63	9.68%	(2)	4.9600	0.489800
New York	3	12,173,116.07	14.56%	(1)	5.3810	0.263859
							Office	2	50,512,643.46	60.40%	(2)	4.7346	1.813556
Pennsylvania	1	8,743,723.80	10.46%	(1)	4.9000	1.327800
							Retail	2	14,743,723.80	17.63%	(1)	4.9203	1.087576
Rhode Island	1	38,957,827.38	46.58%	(2)	4.6500	1.323800
							Totals	9	83,627,588.18	100.00%	1	4.8563	1.408691
Totals	9	83,627,588.18	100.00%	1	4.8563	1.408691

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	4,106,914.22	4.91%	59	4.4990	NAP	Defeased	2	4,106,914.22	4.91%	59	4.4990	NAP
	4.9999% or less	4	61,792,741.81	73.89%	(2)	4.7551	1.158232	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% to 5.2499%	1	11,554,816.08	13.82%	(2)	5.0200	3.464800	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.2500% to 5.9999%	1	6,173,116.07	7.38%	(1)	5.8000	(0.196500)	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	6.0000% or greater	0	0.00	0.00%	0	0.0000	0.000000	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	8	83,627,588.18	100.00%	1	4.8563	1.408691	49 months or greater	6	79,520,673.96	95.09%	(2)	4.8747	1.388223
								Totals	8	83,627,588.18	100.00%	1	4.8563	1.408691
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	6	79,520,673.96	95.09%	(2)	4.8747	1.388223	Interest Only	1	6,000,000.00	7.17%	(1)	4.9500	0.737500
61 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	120 months or less	0	0.00	0.00%	0	0.0000	0.000000
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	121 months or greater	5	73,520,673.96	87.91%	(2)	4.8686	1.441329
	Totals	6	79,520,673.96	95.09%	(2)	4.8747	1.388223	Totals	6	79,520,673.96	95.09%	(2)	4.8747	1.388223
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Defeased	2	4,106,914.22	4.91%	59	4.4990	NAP
	Defeased	2	4,106,914.22	4.91%	59	4.4990	NAP	120 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	5	71,429,483.33	85.41%	(2)	4.8650	1.489993	Totals	2	4,106,914.22	4.91%	59	4.4990	1.805000
	13 to 24 months	1	8,091,190.63	9.68%	(2)	4.9600	0.489800
	Totals	8	83,627,588.18	100.00%	1	4.8563	1.408691
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 26

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
7	656100211	OF	Providence	RI	Actual/360	4.650%	156,362.51	92,122.87	0.00	N/A	02/06/24	02/06/25	39,049,950.25	38,957,827.38	04/06/24
17	656100207	OF	San Francisco	CA	Actual/360	5.020%	50,037.29	20,446.55	0.00	N/A	02/06/24	--	11,575,262.63	11,554,816.08	03/06/24
21	28000442	RT	Stroudsburg	PA	Actual/360	4.900%	36,964.98	16,903.78	0.00	N/A	03/06/24	--	8,760,627.58	8,743,723.80	04/06/24
24	656100214	MF	New Orleans	LA	Actual/360	4.960%	34,625.03	15,606.66	0.00	N/A	02/06/24	--	8,106,797.29	8,091,190.63	10/06/23
27	28000439	LO	Ithaca	NY	Actual/360	5.800%	0.00	0.00	0.00	N/A	03/06/24	--	6,173,116.07	6,173,116.07	09/06/20
32	28000434	RT	New York	NY	Actual/360	4.950%	25,575.00	0.00	0.00	N/A	03/06/24	--	6,000,000.00	6,000,000.00	02/06/24
38	28000432	MF	Birmingham	MI	Actual/360	4.499%	8,072.28	30,174.83	0.00	N/A	03/06/29	--	2,083,631.94	2,053,457.11	04/06/24
39	28000431	RT	Bloomfield	MI	Actual/360	4.499%	8,072.28	30,174.83	0.00	N/A	03/06/29	--	2,083,631.94	2,053,457.11	04/06/24
Totals							319,709.37	205,429.52	0.00				83,833,017.70	83,627,588.18
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 26

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
7	5,374,922.84	3,241,068.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,802,368.60	1,496,901.36	01/01/23	06/30/23	--	0.00	0.00	69,985.46	69,985.46	0.00	0.00
21	928,432.96	686,886.85	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	75,569.07	01/01/23	03/31/23	04/08/24	1,542,753.77	195,677.22	49,848.44	952,727.41	107,040.61	0.00
27	0.00	(11,507.03)	01/01/23	06/30/23	02/08/24	88,264.10	8,345.27	0.00	0.00	0.00	0.00
32	223,390.28	0.00	--	--	--	0.00	0.00	25,291.35	49,000.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	9,329,114.68	5,488,918.25				1,631,017.87	204,022.49	145,125.25	1,071,712.87	107,040.61	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 26

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/12/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	38,957,827.38	0	0.00	0	0.00	4.856253%	4.587769%	1
03/12/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.855837%	4.605382%	2
02/12/24	0	0.00	0	0.00	1	6,173,116.07	0	0.00	0	0.00	0	0.00	0	0.00	1	4,941,477.70	4.772890%	4.633241%	2
01/12/24	0	0.00	1	8,140,031.53	1	6,173,116.07	0	0.00	0	0.00	0	0.00	0	0.00	4	45,735,853.88	4.846170%	4.723559%	3
12/12/23	2	19,794,699.44	0	0.00	1	6,192,568.50	0	0.00	0	0.00	1	20,453,477.33	1	7,972,862.26	5	61,072,014.82	5.058078%	4.945655%	3
11/10/23	1	8,171,885.04	0	0.00	1	6,212,920.26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.092814%	4.989282%	4
10/13/23	0	0.00	0	0.00	2	14,419,323.39	0	0.00	1	0.00	0	0.00	0	0.00	2	17,722,183.74	5.055996%	4.967533%	5
09/12/23	0	0.00	0	0.00	3	31,937,295.86	0	0.00	1	17,481,487.22	0	0.00	0	0.00	0	0.00	5.052955%	4.958542%	6
08/11/23	0	0.00	0	0.00	3	32,006,656.29	0	0.00	1	17,516,659.78	0	0.00	0	0.00	0	0.00	5.052881%	4.987540%	7
07/12/23	0	0.00	0	0.00	3	32,075,696.37	0	0.00	1	17,551,671.05	0	0.00	0	0.00	0	0.00	5.052806%	4.987462%	8
06/12/23	0	0.00	0	0.00	3	32,149,162.93	0	0.00	1	17,589,123.71	0	0.00	0	0.00	0	0.00	5.052736%	4.987388%	9
05/12/23	0	0.00	0	0.00	3	32,217,544.97	0	0.00	1	17,623,802.67	0	0.00	0	0.00	0	0.00	5.052663%	4.987310%	10
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 17 of 26

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
17	656100207	03/06/24	0	5	69,985.46	69,985.46	1,895.00	11,575,262.62	10/31/23	13
24	656100214	10/06/23	5	5	49,848.44	952,727.41	181,829.92	8,784,689.62	03/27/18	7
27	28000439	09/06/20	42	5	0.00	0.00	625.00	6,902,539.00	03/27/20	3	05/13/22
32	28000434	02/06/24	1	5	25,291.35	49,000.00	0.00	6,000,000.00	03/13/24	4
Totals					145,125.25	1,071,712.87	184,349.92	33,262,491.24
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 26

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		40,562,847	8,743,724	31,819,123		0
0 - 6 Months		0	0	0		0
7 - 12 Months		38,957,827	38,957,827	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		4,106,914	4,106,914	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-24	83,627,588	63,363,281	6,000,000	0	14,264,307	0
Mar-24	83,833,018	12,927,891	45,049,950	11,575,263	14,279,913	0
Feb-24	196,522,813	131,474,508	0	50,750,622	14,297,683	0
Jan-24	246,278,111	231,964,963	0	8,140,032	6,173,116	0
Dec-23	376,643,061	350,655,793	19,794,699	0	6,192,569	0
Nov-23	483,129,299	468,744,494	8,171,885	0	6,212,920	0
Oct-23	559,524,621	545,105,298	0	0	14,419,323	0
Sep-23	597,547,170	565,609,874	0	0	14,455,809	17,481,487
Aug-23	598,827,321	566,820,664	0	0	14,489,997	17,516,660
Jul-23	600,101,963	568,026,267	0	0	14,524,025	17,551,671
Jun-23	601,455,993	569,306,830	0	0	14,560,039	17,589,124
May-23	602,719,322	570,501,777	0	0	14,593,742	17,623,803
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 19 of 26

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7	656100211	38,957,827.38	39,049,950.25	65,300,000.00	12/16/13	2,960,650.50	1.32380	09/30/23	02/06/24	237
17	656100207	11,554,816.08	11,575,262.62	17,800,000.00	12/17/13	1,465,303.86	3.46480	06/30/23	02/06/24	238
24	656100214	8,091,190.63	8,784,689.62	8,000,000.00	02/22/24	73,819.07	0.48980	03/31/23	02/06/24	238
27	28000439	6,173,116.07	6,902,539.00	10,300,000.00	07/17/23	(118,840.03)	(0.19650)	06/30/23	03/06/24	178
32	28000434	6,000,000.00	6,000,000.00	12,000,000.00	01/15/14	222,109.28	0.73750	12/31/23	03/06/24	I/O
Totals		70,776,950.16	72,312,441.49	113,400,000.00		4,603,042.68

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 26

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
7	656100211	OF	RI	08/17/23	1

Loan has been extended from 2/2024 to 2/2025. Borrower shall have an option to extend the Loan for an additional 12 month period to 2/2026 subject to property performance conditions. During the term of the agreement, cash management

	provisions shall rem ain in place.

17	656100207	OF	CA	10/31/23	13
	Loan has recently transferred to SS. PNL executed. Borrower interested in loan maturity extension. Financial information and proposal requested. SS is assessing all options.

24	656100214	MF	LA	03/27/18	7

Counsel has been engaged and a demand letter has been issued. Borrower has requested relief due to the impact of COVID-19 on the Property. Special Servicer received approval on Borrower's revised COVID-19 request. Borrower and

Special Servicer executed a settlement/modification agreement in August 2022, and the loan was brought current. Monitoring loan performance. Borrower paid Q1 2023 taxes per forbearance agreement. Borrower has indicated they plan to pay off the Loan during the open period that start s in November 2023. Borrower indicated they will not be able to pay off the Loan and will transition the Property to Lender. Guarantor indicated they would be paying the limited guaranteed negotiated

	under the Forbearance Agreement.

27	28000439	LO	NY	03/27/20	3
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

32	28000434	RT	NY	03/13/24	4
	Loan transferred to Special Servicing for imminent maturity default. Borrower has executed PNL and will be making a proposal for an extension.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 21 of 26

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
7	656100211	0.00	4.65000%	0.00	4.65000%	1	03/11/24	03/12/24	--
9	28001410	0.00	5.72430%	0.00	5.72430%	8	11/09/23	11/09/23	--
24	656100214	0.00	4.96000%	0.00	4.96000%	10	08/06/22	08/06/22	--
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 22 of 26

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
2	301761002	03/12/19	75,000,000.00	211,000,000.00	76,111,623.73	819,380.03	76,111,623.73	75,292,243.70	0.00	0.00	925.18	(925.18)	0.00%
9	28001410	01/12/24	20,453,477.33	141,425,000.00	19,467,700.97	99,486.97	19,467,700.97	19,368,214.00	0.00	0.00	0.00	0.00	0.00%
10	28000441	03/12/19	26,965,688.72	44,700,000.00	27,105,983.97	140,295.25	27,105,983.97	26,965,688.72	0.00	0.00	0.00	0.00	0.00%
14	28000428	10/13/23	17,481,487.22	9,800,000.00	8,890,157.68	5,839,444.40	8,890,157.68	3,050,713.28	14,430,773.94	234,926.46	234,926.46	14,195,847.48	68.41%
22	301481013	08/12/21	8,525,858.93	11,510,000.00	2,182,258.37	746,089.14	2,182,258.37	1,436,169.23	7,089,689.70	0.00	246,371.43	6,843,318.27	68.43%
29	301761029	12/12/23	5,303,347.15	9,000,000.00	5,428,246.48	140,475.02	5,428,246.48	5,287,771.46	15,575.69	0.00	0.00	15,575.69	0.24%
33	28000424	11/13/19	5,241,572.78	3,160,000.00	1,252,830.26	701,716.34	1,252,830.26	551,113.92	4,690,458.86	0.00	159,239.42	4,531,219.44	75.52%
41	301761041	08/10/18	4,103,474.37	1,700,000.00	1,794,858.09	1,082,755.40	1,794,858.09	712,102.69	3,391,371.68	0.00	104,480.26	3,286,891.42	71.45%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			163,074,906.50	432,295,000.00	142,233,659.55	9,569,642.55	142,233,659.55	132,664,017.00	29,617,869.87	234,926.46	745,942.75	28,871,927.12

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 23 of 26

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	12/12/19	0.00	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2	301761002	12/10/21	0.00	0.00	(925.18)	0.00	(925.18)	0.00	0.00	0.00	0.00
		03/12/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9	28001410	01/12/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	28000441	03/12/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	28000428	04/12/24	0.00	0.00	14,195,847.48	0.00	0.00	(234,926.46)	0.00	0.00	14,195,847.48
		10/13/23	0.00	0.00	14,430,773.94	0.00	0.00	14,430,773.94	0.00	0.00
22	301481013	05/12/23	0.00	0.00	6,843,318.27	0.00	0.00	(6,865.68)	0.00	0.00	6,843,318.27
		11/15/21	0.00	0.00	6,850,183.95	0.00	0.00	(239,973.62)	0.00	0.00
		10/13/21	0.00	0.00	7,090,157.57	0.00	0.00	467.87	0.00	0.00
		08/12/21	0.00	0.00	7,089,689.70	0.00	0.00	7,089,689.70	0.00	0.00
29	301761029	12/12/23	0.00	0.00	15,575.69	0.00	0.00	15,575.69	0.00	0.00	15,575.69
33	28000424	10/13/21	0.00	0.00	4,531,219.44	0.00	0.00	(2,709.82)	0.00	0.00	4,531,219.44
		05/12/20	0.00	0.00	4,533,929.26	0.00	0.00	(84,007.06)	0.00	0.00
		12/12/19	0.00	0.00	4,617,936.32	0.00	0.00	(72,522.54)	0.00	0.00
		11/13/19	0.00	0.00	4,690,458.86	0.00	0.00	4,690,458.86	0.00	0.00
41	301761041	10/13/21	0.00	0.00	3,286,891.42	0.00	0.00	(1,821.87)	0.00	0.00	3,184,658.16
		05/12/20	0.00	0.00	3,288,713.29	0.00	0.00	(2,658.39)	0.00	0.00
		09/12/19	0.00	0.00	3,291,371.68	0.00	0.00	(100,000.00)	0.00	0.00
		08/10/18	0.00	0.00	3,391,371.68	0.00	0.00	3,391,371.68	0.00	(102,233.26)
Current Period Totals			0.00	0.00	0.00	0.00	0.00	(234,926.46)	0.00	0.00	(234,926.46)
Cumulative Totals			0.00	0.01	28,871,927.12	0.00	(925.18)	28,872,852.30	0.00	(102,233.26)	28,770,619.04

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 26

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	8,406.59	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	2,491.90	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	1,745.21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	1,328.93	0.00	0.00	0.00	0.00	30,831.29	0.00	0.00	0.00	0.00
32	0.00	0.00	1,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	14,972.63	0.00	0.00	0.00	0.00	30,831.29	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		45,803.92

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 26

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 26 of 26